Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Natural Gas (Detail) - Natural Gas [member] - Bcf	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	7,885.3	8,604.3	10,416.1
Transfers by loss of control	(36.8)
Revisions of previous estimates	736.2	(86.9)	(471.4)
Extensions and discoveries	206.9	78.4	92.1
Improved Recovery	207.6	204.2	0.1
Sales of reserves	(165.5)		(631.9)
Purchases of reserves			93.3
Production for the year	(823.5)	(914.6)	(894.0)
Ending balance	8,010.3	7,885.3	8,604.3
Consolidated Entities [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	7,676.1	8,394.0	9,587.7
Revisions of previous estimates	737.2	(81.5)	(476.2)
Extensions and discoveries	136.8	37.4	92.1
Improved Recovery	207.6	204.2	0.1
Sales of reserves	(165.5)
Production for the year	(801.8)	(877.9)	(809.7)
Ending balance	7,790.5	7,676.1	8,394.0
Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	201.1	201.1	819.1
Transfers by loss of control	(36.8)
Revisions of previous estimates		(5.5)	3.6
Extensions and discoveries	70.1	41.0
Sales of reserves			(631.9)
Purchases of reserves			93.3
Production for the year	(20.3)	(35.5)	(82.9)
Ending balance	214.1	201.1	201.1
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	160.2	113.9	680.5
Revisions of previous estimates		19.5	22.9
Extensions and discoveries	70.1	41.0
Sales of reserves			(631.9)
Purchases of reserves			93.3
Production for the year	(16.2)	(14.2)	(50.9)
Ending balance	214.1	160.2	113.9
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	40.9	87.2	138.5
Transfers by loss of control	(36.8)
Revisions of previous estimates		(24.9)	(19.3)
Production for the year	(4.1)	(21.3)	(32.1)
Ending balance		40.9	87.2
Consolidated Entities [member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	8.1	9.2	9.3
Revisions of previous estimates	(1.0)	0.1	1.2
Production for the year	(1.3)	(1.2)	(1.4)
Ending balance	5.7	8.1	9.2
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	17.3	12.5	33.5
Transfers by loss of control	36.8
Revisions of previous estimates	31.8	5.7	(4.1)
Sales of reserves	(29.7)		(16.8)
Purchases of reserves	6.9
Production for the year	(4.9)	(0.9)	(0.1)
Ending balance	58.1	17.3	12.5
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	17.3	12.5	33.5
Transfers by loss of control	36.8
Revisions of previous estimates	31.8	5.7	(4.1)
Sales of reserves	(29.7)		(16.8)
Purchases of reserves	6.9
Production for the year	(4.9)	(0.9)	(0.1)
Ending balance	58.1	17.3	12.5
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance			16.9
Sales of reserves			(16.8)
Production for the year			(0.1)
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Transfers by loss of control	36.8
Revisions of previous estimates	(3.1)
Sales of reserves	(29.7)
Purchases of reserves	6.9
Production for the year	(0.1)
Ending balance	10.8
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	17.3	12.5	16.6
Revisions of previous estimates	34.8	5.7	(4.1)
Production for the year	(4.8)	(0.9)
Ending balance	47.3	17.3	12.5